Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other current payables [abstract]
Trade payables	$ 25,925	$ 26,002
Invoices not yet received	19,470	18,375
Accrued employee benefit costs	7,585	7,288
Share-based compensation - Cash settled payable	244	807
Trade Deposits	787	710
Sundry accruals	7,016	4,778
Trade and Other Payables	61,027	57,960
Current	60,982	57,954
Non-current	$ 45	$ 6